Shareholders' Equity (Details) - Schedule of share-based compensation expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	$ 10,779	$ 6,899
Cost of products [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	1,056	619
Cost of services [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	846	499
Research and development [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	2,457	1,071
Seles and marketing [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	3,300	2,333
General and administrative [Member]
Shareholders' Equity (Details) - Schedule of share-based compensation expense [Line Items]
Total share-based compensation expense	$ 3,120	$ 2,377